Net Loss per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net Loss per Share Attributable to Common Stockholders
Summary of computation of basic and diluted net loss per share attributable to common stockholders

The computation for basic and diluted loss per share were as follows (in thousands, except share and per share data):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Net loss (Numerator):
Net loss - basic and diluted	$(14,892)	$(26,808)	$(24,688)	$(37,784)
Shares (Denominator):
Weighted-average shares outstanding - basic and diluted	5,309,724	2,374,729	5,274,630	2,354,425
Loss per share - basic and diluted	$(2.80)	$(11.29)	$(4.68)	$(16.05)

Summary of shares excluded from the computation of diluted net loss per share

	June 30,
	2026	2025
Outstanding options to purchase common stock	1,015,018	855,087
Total	1,015,018	855,087

	December 31,
	2025	2024
Outstanding options to purchase common stock	848,966	737,895
Total	848,966	737,895